Related party disclosures (Tables)	12 Months Ended
Sep. 30, 2018
Related party disclosures
Schedule of remuneration of KMP

	Short-term	Post Employment	Other Long-term	Termination	Share-based
$	Benefits	Benefits	Benefits	Benefits	Payments	Total
Consolidated
2018	23,210,820	618,631	297,495	-	16,086,623	40,213,569
2017	25,048,403	621,606	156,590	-	16,106,111	41,932,710

Parent Entity
2018	21,807,008	537,187	297,495	-	15,301,417	37,943,107
2017	23,859,466	545,524	156,590	-	15,268,712	39,830,292

Schedule of loans provided and interest charged to KMP and their related parties
	Interest Payable	Closing Loan	Number of KMP
$	for the Year	Balance	with Loans
2018	650,969	17,498,526	13
2017	739,466	15,290,320	9

Schedule of performance options and share rights held by key management personnel, including their related parties

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance options, performance share rights and unhurdled share rights held at 30 September 2018 by the CEO and other key management personnel (including their related parties):

	Latest Date of Exercise	Number of Share Rights	Number of Options	Exercise Price of Options
Managing Director & Chief Executive Officer
Brian Hartzer	Ranges from 1 October 2024 to 1 October 2032	767,080	-	n/a

Group Executives
Lyn Cobley	Ranges from 1 October 2030 to 1 October 2032	261,846	-	n/a
Brad Cooper	Ranges from 1 October 2024 to 1 October 2032	329,216	-	n/a
David Curran	Ranges from 1 October 2024 to 1 October 2032	288,436	-	n/a
George Frazis	Ranges from 1 October 2024 to 1 October 2032	300,880	-	n/a
Peter King	Ranges from 1 October 2024 to 1 October 2032	314,259	-	n/a
David Lees	Ranges from 1 October 2018 to 1 October 2030	31,402	25,562	23.40
Rebecca Lim	Ranges from 1 October 2024 to 1 October 2032	144,092	-	n/a
David Linberg	Ranges from 1 October 2024 to 1 October 2032	254,369	-	n/a
Carolyn McCann	Ranges from 1 October 2024 to 1 October 2032	42,816	-	n/a
David McLean	Ranges from 1 October 2022 to 1 October 2032	295,136	-	n/a
Christine Parker	Ranges from 1 October 2024 to 1 October 2032	240,311	-	n/a
Gary Thursby	Ranges from 1 October 2024 to 1 October 2032	154,553	-	n/a

Former Group Executive

Alexandra Holcomb	Ranges from 1 October 2024 to 1 October 2032	292,576	-	n/a